Statements of cash flows - Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Cash Flow Noncash Investing and Financing Activities Disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	₩ 725,525	$ 561,987	₩ (493,871)	₩ (150,327)
Changes in other comprehensive income related to valuation of assets of associate	2,965		612	1,526
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	(16,524)	(12,799)	(9,835)	7,107
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	206		14,594	79
Changes in the investment assets of associates due to the transfer of assets held-for-sale	0		0	(52)
Changes in premises and equipment due to the transfer of assets held-for-sale	(2,504)		(13,109)	(12,852)
Transfer of investment properties to premises and equipment	2,098		0	0
Transfer of premises and equipment to investment properties	0		7,153	6,095
Changes in account payables related to premises and equipment	0		281	0
Changes in account payables related to intangible assets	11,121		(11,530)	(11,640)
Changes in right-of-use assets and lease liabilities	219,531		194,236	150,644
Comprehensive stock exchange	0		0	64,301
Changes in other comprehensive income related to foreign operation translation	₩ 45,080	$ 34,918	₩ 32,536	₩ 246,808